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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 101.5%
		Australia: 3.3%
23,157		AGL Energy Ltd.	$260,516
16,763		AMP Ltd.	65,552
5,343		ASX Ltd.	150,080
32,531		Australia & New Zealand Banking Group Ltd.	420,467
16,063		Bendigo Bank Ltd.	79,153
41,180		BHP Billiton Ltd.	1,157,141
7,501		Billabong International Ltd.	47,717
117,525		BlueScope Steel Ltd.	227,597
27,656		Brambles Ltd.	131,554
1,161		Cochlear Ltd.	50,989
21,015		Commonwealth Bank of Australia	592,977
11,885		Computershare Ltd.	85,071
9,083		CSL Ltd.	214,466
54,947		Insurance Australia Group	161,597
4,016		Macquarie Group Ltd.	104,280
134,481		Metcash Ltd.	453,290
26,265		National Australia Bank Ltd.	470,107
13,775		Newcrest Mining Ltd.	365,735
12,925		Nufarm Ltd.	128,344
6,275		Origin Energy Ltd.	74,770
334,658		Qantas Airways Ltd.	517,849
17,545		QBE Insurance Group Ltd.	275,307
10,295		Tattersall’s Ltd.	20,389
129,963		Telstra Corp., Ltd.	325,797
39,530		Westpac Banking Corp.	601,898
11,664		Woodside Petroleum Ltd.	407,482
1,454		WorleyParsons Ltd.	26,590
			7,416,715
		Austria: 0.6%
16,124		OMV AG	660,514
24,875		Voestalpine AG	722,236
506	@	Wiener Staedtische Allgemeine Versicherung AG	21,635
			1,404,385
		Belgium: 0.4%
24,304	@	Anheuser-Busch InBev NV	69
225		Colruyt SA	53,034
22,466	@	Fortis	85,343
7,900	@	Fortis - STRIP VVPR	11
1,995		Groupe Bruxelles Lambert SA	161,038
5,671		KBC Groep NV	117,941
3,123		Mobistar SA	193,420
1,019		Nationale A Portefeuille	53,130
7,150		UCB SA	238,905
			902,891
		Bermuda: 0.3%
13,840		Covidien Ltd.	494,365
8,000	@	SeaDrill Ltd. ADR	117,958
10,300		Tyco Electronics Ltd.	178,911
			791,234
		Denmark: 0.3%
9		AP Moller - Maersk A/S - Class B	55,752
9,278		Carlsberg A/S	592,316
2,260		Novo-Nordisk A/S	117,816
			765,884
		Finland: 0.3%
10,613		Elisa OYJ	158,424
33,503		Nokia OYJ	514,159
13,231		OKO Bank	101,408
			773,991
		France: 5.6%
39,665	@	Air France-KLM	635,540
24,097		AXA SA	451,711
8,673		BNP Paribas	601,022
13,635		Bouygues SA	563,705
6,737		Capgemini SA	261,068
18,374		Carrefour SA	827,504
6,595		Casino Guichard Perrachon SA	482,742
3,017		Christian Dior SA	232,009
11,500		Cie de Saint-Gobain	419,249
438		CNP Assurances	41,536
31,587	@	Compagnie Generale de Geophysique SA	563,508
6,698		Compagnie Generale des Etablissements Michelin	408,694
12,802		Credit Agricole SA	189,109
1,662		Dassault Systemes SA	74,482
2,340		Eurazeo	110,602
14,122		France Telecom SA	344,377
4,864		Gaz de France	192,187

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
8,801		Lafarge SA	$603,486
13,794		Lagardere SCA	463,230
1,044		M6-Metropole Television	20,703
22,943	@	Natixis	47,189
348		Neopost SA	29,006
5,307		Pernod-Ricard SA	332,748
2,272	@	Renault SA	88,141
15,944		Sanofi-Aventis	1,017,619
9,518		Schneider Electric SA	711,463
6,869		Scor SA	145,152
845		Societe BIC SA	46,400
7,725		Societe Generale	453,259
17,722		Total SA	1,022,410
15,683	@	Valeo SA	312,591
834		Vallourec	105,389
32,614		Vivendi	863,077
			12,660,908
		Germany: 3.6%
16,602		Adidas AG	609,255
6,575		Allianz AG	652,653
13,087		Bayer AG	748,331
4,063		Bayerische Motoren Werke AG	146,886
4,844		Deutsche Bank AG	327,720
1,174		Deutsche Boerse AG	102,872
39,200		Deutsche Lufthansa AG	542,768
51,662		Deutsche Telekom AG	595,038
37,569		E.ON AG	1,333,541
3,564	@	Hannover Rueckversicheru - Reg	132,545
3,042		Merck KGaA	292,567
3,173		Muenchener Rueckversicherungs AG	448,132
297		Puma AG Rudolf Dassler Sport	68,539
8,013		RWE AG	667,166
1,724		Salzgitter AG	162,355
5,870		SAP AG	253,437
3,455		Siemens AG	252,544
27,055		ThyssenKrupp AG	692,016
668		Wacker Chemie AG	84,014
			8,112,379
		Greece: 0.3%
9,403		Hellenic Telecommunications Organization SA	153,333
9,759		National Bank of Greece SA	266,695
12,715		Piraeus Bank SA	145,627
			565,655
		Hong Kong: 0.7%
10,000		Cheung Kong Holdings Ltd.	124,605
30,200		Esprit Holdings Ltd.	193,197
28,000		Hang Lung Group Ltd.	127,961
37,000		Hang Lung Properties Ltd.	126,318
8,100		Hang Seng Bank Ltd.	116,681
6,900		Hong Kong Exchanges and Clearing Ltd.	107,815
36,500		HongKong Electric Holdings	196,118
43,244		Hopewell Holdings	133,604
63,000	@	Hutchison Telecommunications Hong Kong Holdings Ltd	7,802
63,000	@	Hutchison Telecommunications International Ltd.	12,849
24,000		Hutchison Whampoa Ltd.	169,453
26,000		Sun Hung Kai Properties Ltd.	325,707
			1,642,110
		Italy: 2.1%
8,998		Assicurazioni Generali S.p.A.	200,166
14,411		Banche Popolari Unite Scpa	199,773
20,002		Banco Popolare Scarl	166,541
137,558		Enel S.p.A.	819,237
13,918		ENI S.p.A.	337,698
6,858		Fiat S.p.A	73,644
39,837		Finmeccanica S.p.A.	563,536
7,022		Fondiaria-Sai S.p.A.	116,095
120,536		Intesa Sanpaolo S.p.A.	430,856
9,733		Lottomatica S.p.A.	195,487
12,623		Mediobanca S.p.A.	151,601
226,786		Parmalat S.p.A	562,970
175,410	@	Pirelli & C S.p.A.	71,248
118,857		Telecom Italia S.p.A.	168,382
143,381		Telecom Italia S.p.A. RNC	147,153
219,657		UniCredito Italiano S.p.A.	578,548
			4,782,935
		Japan: 10.7%
3,273		Acom Co., Ltd.	85,859
6,700		Aeon Mall Co., Ltd.	114,541
1,000		Alfresa Holdings Corp.	41,176
3,000		Asics Corp.	23,241
1,400		Astellas Pharma, Inc.	47,709
6,000		Bank of Kyoto Ltd.	53,637
1,100		Benesse Corp.	46,061
33,800		Bridgestone Corp.	515,446

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
2,800		Canon Sales Co., Inc.	$38,444
1,100		Coca-Cola West Holdings Co., Ltd.	18,776
8,000		Dai Nippon Printing Co., Ltd.	103,022
22,000		Daicel Chemical Industries Ltd.	119,384
24,592		Daihatsu Motor Co., Ltd.	237,731
3,600		Daiichi Sankyo Co., Ltd.	67,791
2,875		Daito Trust Construction Co., Ltd.	130,475
16,000		Daiwa House Industry Co., Ltd.	152,870
3,000		Daiwa Securities Group, Inc.	18,758
3,080		Diamond Lease Co., Ltd.	85,327
7,300		East Japan Railway Co.	435,844
7,000		Electric Power Development Co.	199,636
6,700		FamilyMart Co., Ltd.	196,040
990		Hakuhodo DY Holdings, Inc.	50,721
800		Hisamitsu Pharmaceutical Co., Inc.	25,963
1,400		Hitachi Chemical Co. Ltd.	21,661
16,000		Hitachi Ltd.	53,215
4,600		Honda Motor Co., Ltd.	133,463
39		Inpex Holdings, Inc.	316,699
47,000		Itochu Corp.	342,336
11,000		Iyo Bank Ltd.	117,575
3,800		Jafco Co., Ltd.	117,007
400		Japan Petroleum Exploration Co.	20,687
20,000		Japan Steel Works Ltd.	261,164
15,000		JGC Corp.	248,937
28,000		Joyo Bank Ltd.	138,773
15,000		JSR Corp.	223,856
31,000		Kamigumi Co., Ltd.	239,457
900		Kansai Electric Power Co., Inc.	19,640
10,000		Kansai Paint Co., Ltd.	63,039
14,000		Kao Corp.	309,095
51,000	@	Kawasaki Kisen Kaisha Ltd.	230,415
122		KDDI Corp.	640,150
39,000		Keisei Electric Railway Co., Ltd.	205,204
1,100		Keyence Corp.	230,079
15,000		Kinden Corp.	123,750
56,743		Konica Minolta Holdings, Inc.	587,666
3,500		Kurita Water Industries Ltd.	96,728
13,800		Kyushu Electric Power Co., Inc.	290,417
900		Lawson, Inc.	37,338
13,000		Leopalace21 Corp.	115,039
64,000		Marubeni Corp.	290,703
13,700		Matsui Securities Co., Ltd.	112,238
20,200		Mediceo Paltac Holdings Co., Ltd.	237,236
6,000		Mitsubishi Corp.	114,335
26,000		Mitsubishi Electric Corp.	151,069
9,000		Mitsubishi Estate Co., Ltd.	148,865
125,000		Mitsubishi Materials Corp.	417,276
122,000		Mitsubishi UFJ Financial Group, Inc.	774,144
35,400		Mitsui & Co., Ltd.	453,905
12,000		Mitsui Fudosan Co., Ltd.	201,315
1,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	53,168
136,500		Mizuho Financial Group, Inc.	328,199
20,700		Namco Bandai Holdings, Inc.	219,296
13,686		NGK Insulators Ltd.	243,521
600		Nidec Corp.	34,563
44,000		Nippon Electric Glass Co., Ltd.	420,877
49,163		Nishi-Nippon City Bank Ltd.	114,854
2,000		Nissan Chemical Industries Ltd.	21,129
2,000		Nisshin Seifun Group, Inc.	22,708
2,600		Nissin Food Products Co., Ltd.	80,929
19,300		Nomura Holdings, Inc.	145,157
1,300		Nomura Real Estate Holdings, Inc.	23,410
30		NTT Data Corp.	89,779
207		NTT DoCoMo, Inc.	310,065
113		NTT Urban Development Corp.	107,296
2,800		Olympus Corp.	55,207
82,000		Osaka Gas Co., Ltd.	260,661
5,400		Otsuka Corp.	245,669
9,700		Sankyo Co., Ltd.	515,286
1,400		Santen Pharmaceutical Co., Ltd.	42,574
2,600		Secom Co., Ltd.	108,685
15,400		Seven & I Holdings Co., Ltd.	374,264
39		Seven Bank Ltd.	101,493
70,000		Shimadzu Corp.	476,567
300		Shimamura Co., Ltd.	23,114
800		Shimano, Inc.	29,208
6,382		Shin-Etsu Chemical Co., Ltd.	332,965
13,000		Shionogi & Co., Ltd.	256,206
15,000		Shizuoka Bank Ltd.	145,615
29,902		Sony Corp.	783,005
33,200		Sumitomo Corp.	333,299
28,100		Sumitomo Electric Industries Ltd.	319,519
6,000		Sumitomo Mitsui Financial Group, Inc.	232,396

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
11,000		Sumitomo Realty & Development Co., Ltd.	$168,547
71,800		Sumitomo Rubber Industries, Inc.	493,114
1,900		Sumitomo Titanium Corp.	74,841
13,000		Suruga Bank Ltd.	122,045
15,500		Suzuki Motor Corp.	344,657
550		T&D Holdings, Inc.	15,620
2,000		Taisho Pharmaceutical Co., Ltd.	38,185
14,649		Takeda Pharmaceutical Co., Ltd.	582,639
3,000		Tanabe Seiyaku Co., Ltd.	33,178
11,500		TDK Corp.	514,770
2,700		Toho Co., Ltd.	37,135
44,000		Toho Gas Co., Ltd.	180,197
5,489		Tokio Marine Holdings, Inc.	161,111
69,000		Tokuyama Corp.	494,247
7,800		Tokyo Electric Power Co., Inc.	196,327
76,000		Tokyo Gas Co., Ltd.	279,726
5,700		Tokyo Steel Manufacturing Co., Ltd.	67,006
4,000		TonenGeneral Sekiyu KK	41,949
2,000		Toyo Seikan Kaisha Ltd.	37,423
8,000		Toyo Suisan Kaisha Ltd.	176,095
9,500		Toyota Boshoku Corp.	119,459
22,500		Toyota Motor Corp.	897,203
12,100		Toyota Tsusho Corp.	167,798
500		Uni-Charm Corp.	34,948
2,800		Ushio, Inc.	41,631
3,570		USS Co., Ltd.	203,030
2,000		Yahoo! Japan Corp.	536,545
10,000		Yamaguchi Financial Group, Inc.	124,224
5,000		Yamato Holdings Co., Ltd.	62,266
11,271		Yamato Kogyo Co., Ltd.	306,019
			24,295,547
		Luxembourg: 0.4%
29,730		ArcelorMittal	990,585
			990,585
		Mauritius: 0.2%
1,268,982		Golden Agri-Resources Ltd.	377,942
			377,942
		Netherlands: 2.2%
37,120		European Aeronautic Defence and Space Co. NV	606,601
13,170		Fugro NV	549,378
8,106		Heineken Holding NV	245,667
34,703		Koninklijke Philips Electronics NV	656,080
45,894		Royal Dutch Shell PLC - Class A	1,241,702
49,637		Royal Dutch Shell PLC - Class B	1,354,186
6,833		Royal KPN NV	89,912
6,899		Unilever NV	165,900
			4,909,426
		New Zealand: 0.1%
31,443		Fletcher Building Ltd.	132,019
12,723		Telecom Corp. of New Zealand Ltd.	20,500
			152,519
		Norway: 0.2%
4,000		Aker Kvaerner ASA	35,266
36,800	@	Telenor ASA	311,551
			346,817
		Portugal: 0.1%
127,095		Banco Comercial Portugues SA	136,259
			136,259
		Singapore: 0.2%
9,000		DBS Group Holdings Ltd.	73,911
15,000		Jardine Cycle & Carriage Ltd.	171,485
10,000		Oversea-Chinese Banking Corp.	50,491
9,000		Singapore Airlines Ltd.	78,060
19,000		Singapore Press Holdings Ltd.	39,073
6,000		United Overseas Bank Ltd.	59,535
34,000		United Overseas Land Ltd.	78,365
			550,920
		Spain: 1.9%
51,720		Banco Bilbao Vizcaya Argentaria SA	629,933
26,098		Banco De Sabadell SA	167,181
19,999		Banco Popular Espanol SA	178,220
110,453		Banco Santander Central Hispano SA	1,173,506
31,230		Gas Natural SDG SA	565,514
2,677		Inditex SA	121,069
10,100		Indra Sistemas SA	230,818
14,026		Repsol YPF SA	315,903
43,829		Telefonica SA	949,446
2,385		Zardoya-Otis SA	53,427
			4,385,017
		Sweden: 0.5%
6,273		Hennes & Mauritz AB	300,437
27,836		Nordea Bank AB	223,725
1,070		Svenska Handelsbanken AB	20,884
24,537		Tele2 AB - B Shares	248,128

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
40,967		Telefonaktiebolaget LM Ericsson	$379,576
			1,172,750
		Switzerland: 3.3%
265		BKW FMB Energie AG	19,712
11,066		Credit Suisse Group	496,658
806		Geberit AG - Reg	99,338
9,343		Holcim Ltd.	494,886
26		Lindt & Spruengli AG	47,219
13		Lindt & Spruengli AG - REG	289,882
16,665	@	Logitech International SA	236,093
33,822		Nestle SA	1,231,556
33,941		Novartis AG	1,358,189
1,610		Pargesa Holding SA	109,596
7,402		Roche Holding AG	1,013,515
62		SGS SA	77,679
1,586	@	Swiss Life Holding	133,830
1,566		Swiss Reinsurance	51,058
1,974		Synthes, Inc.	203,277
28,944	@	UBS AG - Reg	436,302
74,842		Xstrata PLC	839,546
2,303		Zurich Financial Services AG	431,012
			7,569,348
		United Kingdom: 8.0%
3,723		3i Group PLC	14,719
7,709		Admiral Group PLC	107,750
6,895		Amec PLC	75,926
2,738		Anglo American PLC	79,164
22,160		AstraZeneca PLC	924,620
3,810	@	Autonomy Corp. PLC	95,398
51,661		Aviva PLC	280,405
60,567		BAE Systems PLC	337,121
128,881		Barclays PLC	626,227
26,116		BG Group PLC	479,865
39,488		BHP Billiton PLC	946,444
211,745		BP PLC	1,750,348
18,031		British Airways PLC	45,796
23,747		British American Tobacco PLC	650,891
82,551		BT Group PLC	116,920
15,271		Burberry Group PLC	95,138
108,475		Cable & Wireless PLC	237,272
2,476	@	Cairn Energy PLC	100,820
112,500		Carphone Warehouse Group	306,068
84,590		Centrica PLC	337,790
21,378		Compass Group PLC	124,342
65,498		Diageo PLC	897,040
5,439		Drax Group PLC	43,287
10,216		Experian Group Ltd.	75,859
60,035		GlaxoSmithKline PLC	1,015,254
14,141		Home Retail Group	53,376
199,210		HSBC Holdings PLC	1,804,442
26,633		Imperial Tobacco Group PLC	692,810
138,829		International Power PLC	618,490
12,152		Investec PLC	68,171
104,045		J Sainsbury PLC	525,789
15,086		Ladbrokes PLC	49,189
62,720		Lloyds TSB Group PLC	69,071
44,453		Man Group PLC	175,628
14,398		Marks & Spencer Group PLC	66,530
90,315		Meggitt PLC	232,863
157,737		Old Mutual PLC	189,402
21,323		Pearson PLC	227,087
15,115		Prudential PLC	105,122
2,709		Reckitt Benckiser PLC	118,000
7,232		Rio Tinto PLC	329,490
11,590	@	Rolls-Royce Group PLC	61,944
86,777		Royal & Sun Alliance Insurance Group	177,687
290,666		Royal Bank of Scotland Group PLC	180,676
17,339		Sage Group PLC	53,630
3,875		Shire PLC	53,763
27,303		Standard Chartered PLC	558,479
19,682		Standard Life PLC	63,413
19,338		Tesco PLC	114,915
8,446		Unilever PLC	199,328
555,984		Vodafone Group PLC	1,045,944
5,168		WM Morrison Supermarkets PLC	20,374
14,154	@	Wolseley PLC	240,515
40,140		WPP PLC	299,981
			18,160,573
		United States: 56.2%
26,801		Abbott Laboratories	1,207,653
10,314	@	AES Corp.	103,037
13,718	S	Aetna, Inc.	367,368
7,378		Aflac, Inc.	261,919
1,700		Allegheny Technologies, Inc.	60,197

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
60,936		Altria Group, Inc.	$1,041,396
6,831	@	Amazon.com, Inc.	532,750
22,200		American Express Co.	551,670
6,976		AmerisourceBergen Corp.	258,810
14,169	@, S	Amgen, Inc.	707,600
7,600		Amphenol Corp.	253,764
3,258		Anadarko Petroleum Corp.	155,667
17,407		AON Corp.	626,652
5,404	S	Apache Corp.	455,341
5,063	@, S	Apollo Group, Inc. - Class A	299,223
17,303	@	Apple, Inc.	2,349,920
19,366		Archer-Daniels-Midland Co.	532,952
93,000		AT&T, Inc.	2,305,470
9,400		Automatic Data Processing, Inc.	357,294
12,200	@	Autonation, Inc.	193,736
3,341		Avery Dennison Corp.	92,078
3,839		Ball Corp.	152,792
103,540	S	Bank of America Corp.	1,166,896
16,851		Bank of New York Mellon Corp.	468,121
14,100		BB&T Corp.	316,122
2,963		Becton Dickinson & Co.	200,536
14,552	S	Bemis Co.	365,110
8,689	@	Biogen Idec, Inc.	450,003
19,968		BJ Services Co.	312,300
22,800	@	Boston Scientific Corp.	214,320
32,371		Bristol-Myers Squibb Co.	644,830
2,900	@	Broadcom Corp.	73,892
30,492		CA, Inc.	532,085
31,051	@	Cameron International Corp.	969,723
1,590	S	CF Industries Holdings, Inc.	123,448
1,200		CH Robinson Worldwide, Inc.	60,984
40,419		Charles Schwab Corp.	711,374
28,042	S	Chevron Corp.	1,869,560
25,352		Chubb Corp.	1,005,207
6,125		Cigna Corp.	135,791
3,000		Cintas Corp.	69,870
131,692	@	Cisco Systems, Inc.	2,436,302
95,000	S	Citigroup, Inc.	353,400
1,793		CME Group, Inc.	576,701
33,686		CMS Energy Corp.	381,999
10,572		Coca-Cola Co.	519,720
20,331		Coca-Cola Enterprises, Inc.	338,714
81,455		Comcast Corp. – Class A	1,121,635
7,926	@	Computer Sciences Corp.	336,538
35,800	@, S	Compuware Corp.	273,154
7,473		ConocoPhillips	342,562
1,800		Cooper Industries Ltd.	59,076
8,551		Corning, Inc.	125,700
5,600	@	Coventry Health Care, Inc.	101,080
16,300		CSX Corp.	517,688
25,600		CVS Caremark Corp.	762,880
17,500		D.R. Horton, Inc.	161,175
5,200	@	Dean Foods Co.	97,760
25,241	@	Dell, Inc.	292,291
4,700		Diamond Offshore Drilling	396,116
13,500	@	DIRECTV Group, Inc.	303,750
6,100		Dominion Resources, Inc.	193,919
28,550		Dover Corp.	897,612
26,200		Dow Chemical Co.	463,216
1,217		DTE Energy Co.	36,814
1,400		Eaton Corp.	60,900
38,916	@, S	eBay, Inc.	685,700
35,095		Eli Lilly & Co.	1,213,234
2,200		Embarq Corp.	92,444
45,050	@	EMC Corp.	529,338
863		Entergy Corp.	64,397
25,700		Exelon Corp.	1,233,857
7,400	@	Express Scripts, Inc.	473,970
79,162	S	ExxonMobil Corp.	5,489,885
8,792		Family Dollar Stores, Inc.	266,134
18,734		Fidelity National Information Services, Inc.	360,817
4,900		FirstEnergy Corp.	185,171
6,650	@	Fiserv, Inc.	281,694
5,300		Flowserve Corp.	389,921
11,712		Fluor Corp.	550,230
25,300	@	Ford Motor Co.	145,475
14,846	@	Forest Laboratories, Inc.	351,702
9,299		FPL Group, Inc.	525,672
9,884	@, S	GameStop Corp.	246,606
22,370		Gap, Inc.	399,305
11,477		General Dynamics Corp.	653,041
173,456		General Electric Co.	2,338,187
3,180	@	Gilead Sciences, Inc.	137,058
11,505	S	Goldman Sachs Group, Inc.	1,663,278

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
8,897		Goodrich Corp.	$431,860
4,219	@	Google, Inc. - Class A	1,760,293
4,443		Harris Corp.	138,088
1,103	@	Harris Stratex Networks, Inc.	5,261
4,688		Hess Corp.	312,174
62,709		Hewlett-Packard Co.	2,154,054
40,948		Home Depot, Inc.	948,356
8,800		Honeywell International, Inc.	291,808
8,800	@	Hospira, Inc.	303,600
67,081		Hudson City Bancorp., Inc.	860,649
3,986	@	Humana, Inc.	124,881
42,055		Intel Corp.	661,105
2,000	@	IntercontinentalExchange, Inc.	215,580
30,089		International Business Machines Corp.	3,197,859
26,068		International Paper Co.	374,597
65,700	@	Interpublic Group of Cos., Inc.	344,268
17,986		ITT Corp.	740,663
12,100	@	Jacobs Engineering Group, Inc.	519,090
6,800		JC Penney Co., Inc.	177,412
27,575		Johnson & Johnson	1,521,037
63,557		JPMorgan Chase & Co.	2,345,253
9,600		KB Home	144,000
12,145		Kimberly-Clark Corp.	630,204
12,600	@	King Pharmaceuticals, Inc.	119,196
9,300	@	Kohl’s Corp.	394,971
48,299		Kraft Foods, Inc.	1,261,087
5,769		Kroger Co.	131,533
10,600		L-3 Communications Holdings, Inc.	779,206
4,707	@	Laboratory Corp. of America Holdings	286,939
11,500		Lennar Corp.	109,365
21,500		Limited Brands, Inc.	268,965
16,840		Lockheed Martin Corp.	1,408,329
9,900		Loews Corp.	267,795
3,600		Lorillard, Inc.	245,988
22,500		Lowe’s Cos., Inc.	427,725
5,900		M&T Bank Corp.	296,770
4,979		Marathon Oil Corp.	158,731
15,600		Marsh & McLennan Cos., Inc.	295,152
16,895		McDonald’s Corp.	996,636
2,000		McGraw-Hill Cos., Inc.	60,180
2,989		McKesson Corp.	122,997
9,300		MeadWestvaco Corp.	148,521
12,951	@	Medco Health Solutions, Inc.	594,321
16,762		Medtronic, Inc.	575,775
8,951		Merck & Co., Inc.	246,869
123,962		Microsoft Corp.	2,589,574
3,874		Monsanto Co.	318,249
4,200		Moody’s Corp.	115,038
13,201		Morgan Stanley	400,254
12,025		Murphy Oil Corp.	709,595
14,900	@	Nasdaq Stock Market, Inc.	314,539
28,740	@	National Oilwell Varco, Inc.	1,109,939
11,250		Northern Trust Corp.	648,563
24,750		Northrop Grumman Corp.	1,178,595
3,802		Nucor Corp.	166,946
16,469		Occidental Petroleum Corp.	1,105,235
17,844		Omnicom Group	544,242
80,475		Oracle Corp.	1,576,505
16,200	@	Pactiv Corp.	362,880
8,800		Peabody Energy Corp.	299,024
2,200		Pepsi Bottling Group, Inc.	72,292
7,665		PepsiCo, Inc.	398,963
13,719		PerkinElmer, Inc.	223,208
156,500		Pfizer, Inc.	2,377,235
30,104		Philip Morris International, Inc.	1,283,635
28,950		Pitney Bowes, Inc.	662,376
16,178		PNC Financial Services Group, Inc.	736,908
2,013		Polo Ralph Lauren Corp.	108,340
12,650		PPG Industries, Inc.	562,546
13,100		PPL Corp.	425,357
7,162		Precision Castparts Corp.	591,366
35,850		Procter & Gamble Co.	1,862,049
25,800		Public Service Enterprise Group, Inc.	822,246
29,305	S	Qualcomm, Inc.	1,277,405
3,700		Quest Diagnostics	193,214
14,800		Qwest Communications International, Inc.	64,528
21,000		Raytheon Co.	937,650
14,800	S	Reynolds American, Inc.	591,556
2,000		Rockwell Automation, Inc.	61,380
28,119	S	RR Donnelley & Sons Co.	379,044
4,193		Safeway, Inc.	84,950
37,765		Sara Lee Corp.	339,507
24,850		Schering-Plough Corp.	606,340
16,824		Schlumberger Ltd.	962,838

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
12,839		Sealed Air Corp.	$256,908
7,776		Sempra Energy	355,208
3,109		Sherwin-Williams Co.	164,155
6,747	@	Southwestern Energy Co.	293,292
55,430	@	Sprint Nextel Corp.	285,465
11,724		Staples, Inc.	239,756
4,800	@	Starbucks Corp.	69,072
9,023		State Street Corp.	419,118
5,068		Supervalu, Inc.	84,129
29,850	@	Symantec Corp.	465,362
18,908		Target Corp.	743,084
7,045	@	Teradata Corp.	152,172
12,971		Tesoro Corp.	219,729
59,000		Texas Instruments, Inc.	1,144,600
2,759	@	Time Warner Cable, Inc.	84,950
31,498		Time Warner, Inc.	737,683
4,398		TJX Cos., Inc.	129,785
5,103		Torchmark Corp.	204,936
19,487		Travelers Cos., Inc.	792,341
8,431		Union Pacific Corp.	415,395
11,900		United Parcel Service, Inc. - Class B	608,566
8,350		United States Steel Corp.	284,568
23,633		United Technologies Corp.	1,243,332
29,495		UnitedHealth Group, Inc.	784,567
18,798		UnumProvident Corp.	321,634
21,099		US Bancorp.	405,101
45,955	S	Verizon Communications, Inc.	1,344,643
18,300	@	Viacom - Class B	405,711
10,381		Walgreen Co.	309,250
37,367		Wal-Mart Stores, Inc.	1,858,635
3,093	@	Waters Corp.	133,989
6,425	@	Watson Pharmaceuticals, Inc.	194,356
6,200	@	WellPoint, Inc.	288,734
86,071	S	Wells Fargo & Co.	2,194,811
30,525		Western Union Co.	538,156
7,900		Williams Cos., Inc.	132,562
21,512		Wyeth	965,028
18,900		Xcel Energy, Inc.	324,135
53,759		Xerox Corp.	365,561
16,712		Xilinx, Inc.	346,607
17,000		XTO Energy, Inc.	727,090
1,334	@	Yahoo!, Inc.	21,131
			127,503,840
		Total Common Stock
		(Cost $222,945,007)	230,370,630
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Australia: 0.3%
97,330		CFS Retail Property Trust	128,717
238,092		Dexus Property Group	146,542
225,953		GPT Group	93,169
36,139		Westfield Group	319,349
			687,777
		France: 0.1%
1,575		Unibail	254,170
			254,170
		Hong Kong: 0.1%
71,500		Link Real Estate Investment Trust	140,262
			140,262
		Japan: 0.2%
20		Japan Prime Realty Investment Corp.	39,550
26		Japan Retail Fund Investment Corp.	120,698
10		Nippon Building Fund, Inc.	88,496
9		Nomura Real Estate Office Fund, Inc.	53,375
			302,119
		Singapore: 0.0%
59,550	@	Ascendas Real Estate Investment Trust	63,009
			63,009
		United States: 0.6%
13,191	S	Equity Residential	321,069
4,300		Public Storage, Inc.	286,423
15,286		Simon Property Group, Inc.	817,342
			1,424,834
		Total Real Estate Investment Trusts
		(Cost $2,597,163)	2,872,171
EXCHANGE-TRADED FUNDS: 1.1%
		Developed Markets: 1.1%
55,000		iShares MSCI EAFE Index Fund	2,607,000
		Total Exchange-Traded Funds
		(Cost $2,160,380)	2,607,000

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Belgium: 0.0%
4,167		Fortis		$—
				—
		France: 0.0%
6,595		Casino Guichard Perrachon SA		24,905
				24,905
		United Kingdom: 0.0%
4,786		3i Group PLC		8,122
38,967		Lloyds Banking Group PLC		18,658
				26,780
		Total Rights
		(Cost $25,635)		51,685
WARRANTS: 0.0%
		Italy: 0.0%
14,411		Unione di Banche Italiane SCPA		2,532
		Total Warrants
		(Cost $-)		2,532
		Total Long-Term Investments
		(Cost $227,728,185)		235,904,018
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
2,114,000	S	ING Institutional Prime Money Market Fund - Class I		2,114,000
		Total Mutual Fund
		(Cost $2,114,000)		2,114,000
		Total Short-Term Investments
		(Cost $2,114,000)		2,114,000
		Total Investments in Securities
		(Cost $229,842,185)*	104.8%	$238,018,018
		Other Assets and Liabilities - Net	(4.8)	(10,985,905)
		Net Assets	100.0%	$227,032,113

	@	Non-income producing security
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $246,468,021.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,246,507
		Gross Unrealized Depreciation		(30,696,510)
		Net Unrealized Depreciation		$(8,450,003)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.4%
Aerospace/Defense	3.7
Agriculture	2.4
Airlines	0.8
Apartments	0.1
Apparel	0.5
Auto Manufacturers	0.9
Auto Parts & Equipment	1.0
Banks	11.7
Beverages	1.5
Biotechnology	0.7
Building Materials	0.8
Chemicals	1.7
Coal	0.1
Commercial Services	1.1
Computers	4.7
Cosmetics/Personal Care	1.0
Distribution/Wholesale	1.0
Diversified	0.3
Diversified Financial Services	1.5
Electric	4.0
Electrical Components & Equipment	0.4
Electronics	1.0
Engineering & Construction	0.9
Entertainment	0.4
Environmental Control	0.0
Food	3.2
Food Service	0.1
Forest Products & Paper	0.2
Gas	0.9
Healthcare - Products	1.8
Healthcare - Services	1.0
Holding Companies - Diversified	0.2
Home Builders	0.3
Home Furnishings	0.3
Household Products/Wares	0.4
Insurance	3.6
Internet	1.8
Investment Companies	0.2
Iron/Steel	1.6
Leisure Time	0.0
Machinery - Diversified	0.3
Media	2.0
Metal Fabricate/Hardware	0.3
Mining	1.9
Miscellaneous Manufacturing	2.3
Office Property	0.1
Office/Business Equipment	0.5
Oil & Gas	9.0
Oil & Gas Services	2.0
Packaging & Containers	0.5
Pharmaceuticals	7.4
Pipelines	0.1
Real Estate	0.9
Regional Malls	0.4
Retail	4.5
Savings & Loans	0.4
Semiconductors	1.0
Shopping Centers	0.3
Software	2.7
Storage	0.1
Telecommunications	6.6
Textiles	0.0
Toys/Games/Hobbies	0.1
Transportation	1.1
Venture Capital	0.1
Other Long-Term Investments	1.1
Short-Term Investments	0.9
Other Assets and Liabilities - Net	(4.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable
	for Identical Investments	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Common Stock	$128,529,364	$101,841,255	$11
Real Estate Investment Trusts	1,424,834	1,447,337	—
Exchange-Traded Funds	2,607,000	—	—
Rights	8,122	43,563	—
Warrants	—	2,532	—
Short-Term Investments	2,114,000	—	—
Total	$134,683,320	$103,334,687	$11

Other Financial Instruments**	$264,693	$(12,618,450)	$—
Total	$264,693	$(12,618,450)	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

The following is a reconciliation of the fair value measurements using significant unobservable inputs (Level 3) for the period ended May 31, 2009:

	Beginning Balance	Net	Accrued Discounts/	Total Realized	Unrealized Appreciation/	Net Transfers In/	Ending Balance
	at 02/28/2009	Purchases/(Sales)	(Premiums)	Gain/(Loss)	(Depreciation)	(Out) of Level 3	at 05/31/09
Common Stock	$10	$—	$—	$—	$1	$—	$11
Other Financial Instruments**	—	—	—	—	—	—	—
Total	$10	$—	$—	$—	$1	$—	$11

For the period ended May 31, 2009, total change in unrealized gain (loss) on Level 3 securities stil held at period end and included in the change in net assets was $1.

** Other financial instruments may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Funds derivative instruments categorized by risk exposure as of May 31, 2009:

Asset Derivatives as of May 31, 2009		Liability Derivatives as of May 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$264,693	Equity Contracts	$5,513,433
Foreign Exchange Contracts	—	Foreign Exchange Contracts	7,105,017

Total	$264,693		$12,618,450

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

At May 31, 2009 the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Depreciation
			USD
Australian Dollar AUD 8,700,000	SELL	6/17/09	6,142,113	6,959,127	$(817,014)
Australian Dollar AUD 700,000	SELL	6/17/09	531,121	559,930	(28,809)
Swiss Franc CHF 7,000,000	SELL	6/17/09	6,027,821	6,556,788	(528,967)
Swiss Franc CHF 500,000	SELL	6/17/09	450,754	468,342	(17,588)
EU Euro EUR 25,120,000	SELL	6/17/09	32,672,579	35,507,777	(2,835,198)
EU Euro EUR 2,800,000	SELL	6/17/09	3,805,122	3,957,873	(152,751)
British Pound GBP 12,100,000	SELL	6/17/09	17,539,192	19,556,061	(2,016,869)
British Pound GBP 700,000	SELL	6/17/09	1,058,292	1,131,342	(73,050)
Japanese Yen JPY 2,100,000,000	SELL	6/17/09	21,425,576	22,044,760	(619,184)
Japanese Yen JPY 71,000,000	SELL	6/17/09	729,736	745,323	(15,587)
					$(7,105,017)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on May 31, 2009:

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500	10	06/18/09	$251,898
S&P 500	2	09/17/09	12,795
			$264,693

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of May 31, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

3,600	Barclays Bank PLC	Dow Jones Euro Stoxx 50	06/11/09	2,334.98	EUR	$394,300	$(640,398)
3,550	Barclays Bank PLC	Dow Jones Euro Stoxx 50	06/25/09	2,452.45	EUR	381,996	(336,200)
1,400	Citigroup	FTSE 100 Index	06/11/09	4,350.01	GBP	275,517	(266,730)
1,300	Barclays Bank PLC	FTSE 100 Index	06/25/09	4,379.74	GBP	249,101	(279,973)
106,000	ABN AMRO	Nikkei 225 Index	06/11/09	9,126.36	JPY	314,961	(527,721)
102,000	Barclays Bank PLC	Nikkei 225 Index	06/25/09	9,458.29	JPY	294,781	(355,790)
49,044	Barclays Bank PLC	S&P 500® Index	06/15/09	893.07	USD	1,484,812	(1,779,047)
49,720	Goldman Sachs	S&P 500® Index	06/29/09	919.14	USD	1,327,574	(1,327,574)

						$4,723,042	$(5,513,433)

	Total Premiums Received:		$4,723,042
	Total Liabilities for Options Written:		$5,513,433

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 28, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 28, 2009